ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2022	2023
Accounts receivable, gross	$4,311	$2,972
Less: Allowance for doubtful accounts	(2,890)	(2,953)
Accounts receivable, net	$1,421	$19

Schedule of allowance for doubtful accounts

	For the years ended December 31,
	2021	2022	2023
Beginning of year	$3,797	$3,150	$2,890
Addition	234	100	130
Reverse	(875)	(380)	(249)
Write off	—	—	265
Exchange rate adjustment	(6)	20	(83)
End of year	$3,150	$2,890	$2,953